UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22417

Destra Investment Trust

(Exact name of registrant as specified in charter)

443 North Willson Ave.

Bozeman, MT 59715

(Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Advisors LLC

443 North Willson Ave.

Bozeman, MT 59715

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 855-3434

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Destra Flaherty & Crumrine Preferred and Income Fund

Class A (DPIAX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Destra Flaherty & Crumrine Preferred and Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature. You can also request this information by contacting us at 1-877-855-3434.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$164	1.50%

How did the Fund perform during the reporting period?

Overall, the preferred market benefitted from lower interest rates, better inflation data, continued economic growth, and the Federal Reserve’s first rate cut in more than four years. These supportive macro factors, combined with market-specific technical factors, resulted in strong demand from investors. Elevated issuer redemptions, limited new issue supply (especially from banks), and strong demand all positively contributed to the performance of the Fund.

While multiple factors contributed to performance, the decline in interest rates is worth highlighting as its impact was not measured just by duration – but also by its boost to investor sentiment with prospects for a “soft landing” of the economy improving throughout the fiscal year.

The most significant positive contributor to relative performance was the portfolio’s exposure to contingent capital (CoCo) securities, which have been making a steady recovery since March 2023. Another positive contributor to relative performance was the portfolio’s overweight to regional and community banks. Firmer expectations for lower interest rates provided fuel for an improved outlook on regional and community bank assets, particularly for real estate exposures as well as unrealized losses in bank securities and loan portfolios.

A detractor from relative performance was the portfolio’s underweight to fixed-rate preferreds. Fixed-rate preferreds tend to have longer duration than fixed-float/reset preferreds, and consequently outperformed as interest rates declined significantly over the past fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Destra Flaherty & Crumrine Preferred and Income Fund A
Destra Flaherty & Crumrine Preferred and Income Fund A - with load
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$16,387
$15,897
$15,181
09/30/14
09/30/22

	Destra Flaherty & Crumrine Preferred and Income Fund A	Destra Flaherty & Crumrine Preferred and Income Fund A - with load	ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
09/30/14	$10,000	$9,549	$10,000
09/30/15	$10,532	$10,058	$10,542
09/30/16	$11,673	$11,147	$11,493
09/30/17	$12,538	$11,973	$12,330
09/30/18	$12,508	$11,944	$12,450
09/30/19	$13,744	$13,124	$13,691
09/30/20	$14,013	$13,382	$14,331
09/30/21	$15,507	$14,808	$15,634
09/30/22	$13,274	$12,676	$13,412
09/30/23	$13,443	$12,837	$13,838
09/30/24	$15,897	$15,181	$16,387

Average Annual Total Returns

	1 Year	5 Years	10 Years
Destra Flaherty & Crumrine Preferred and Income Fund A
Without Load	18.26%	2.95%	4.74%
With Load	12.93%	2.01%	4.26%
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC	18.42%	3.66%	5.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$252,243,460
  Number of Portfolio Holdings208
  Advisory Fee (net of waivers)$1,582,712
  Portfolio Turnover17%

Asset Weighting (% of total investments)

Value	Value
Corporate Debt Securities	0.9%
Money Market Funds	2.8%
Preferred Securities	70.3%
Contingent Capital Securities	26.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
77.6%
Utilities
12.1%
Energy
3.7%
Money Market Funds
2.8%
Consumer Staples
1.4%
Communications
1.0%
Consumer Discretionary
0.6%
Other Assets in Excess of Liabilities
0.8%

Value	Value
Other Assets in Excess of Liabilities	0.8%
Consumer Discretionary	0.6%
Communications	1.0%
Consumer Staples	1.4%
Money Market Funds	2.8%
Energy	3.7%
Utilities	12.1%
Financials	77.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Banco Santander S.A., 4.750%, 08/12/73	3.9%
Liberty Mutual Group, Inc., 7.800%, 03/15/37	3.1%
Comerica, Inc., 5.625%, 10/01/68	2.1%
Provident Financing Trust I, 7.405%, 03/15/38	1.9%
Australia & New Zealand Banking Group Ltd., 6.750%, 12/29/49	1.7%
KeyCorporation, 5.000%, 12/29/49	1.4%
New York Community Bancorp, Inc., 6.375%, 03/17/27	1.4%
Wells Fargo & Company, 6.850%, 07/15/74	1.4%
Synovus Financial Corporation, 8.397%, 07/01/29	1.3%
Bank of Nova Scotia (The), 4.900%, 09/04/68	1.3%

Material Fund Changes

No material changes occurred during the fiscal year ended September 30, 2024.

Destra Flaherty & Crumrine Preferred and Income Fund - Class A (DPIAX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-DPIAX

Destra Flaherty & Crumrine Preferred and Income Fund

Class C (DPICX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Destra Flaherty & Crumrine Preferred and Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature. You can also request this information by contacting us at 1-877-855-3434.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$245	2.25%

How did the Fund perform during the reporting period?

Overall, the preferred market benefitted from lower interest rates, better inflation data, continued economic growth, and the Federal Reserve’s first rate cut in more than four years. These supportive macro factors, combined with market-specific technical factors, resulted in strong demand from investors. Elevated issuer redemptions, limited new issue supply (especially from banks), and strong demand all positively contributed to the performance of the Fund.

While multiple factors contributed to performance, the decline in interest rates is worth highlighting as its impact was not measured just by duration – but also by its boost to investor sentiment with prospects for a “soft landing” of the economy improving throughout the fiscal year.

The most significant positive contributor to relative performance was the portfolio’s exposure to contingent capital (CoCo) securities, which have been making a steady recovery since March 2023. Another positive contributor to relative performance was the portfolio’s overweight to regional and community banks. Firmer expectations for lower interest rates provided fuel for an improved outlook on regional and community bank assets, particularly for real estate exposures as well as unrealized losses in bank securities and loan portfolios.

A detractor from relative performance was the portfolio’s underweight to fixed-rate preferreds. Fixed-rate preferreds tend to have longer duration than fixed-float/reset preferreds, and consequently outperformed as interest rates declined significantly over the past fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Destra Flaherty & Crumrine Preferred and Income Fund C
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$16,387
$14,765
Sep-2014
Sep-2024

	Destra Flaherty & Crumrine Preferred and Income Fund C	ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Sep-2014	$10,000	$10,000
Sep-2015	$10,464	$10,542
Sep-2016	$11,513	$11,493
Sep-2017	$12,271	$12,330
Sep-2018	$12,152	$12,450
Sep-2019	$13,248	$13,691
Sep-2020	$13,407	$14,331
Sep-2021	$14,727	$15,634
Sep-2022	$12,506	$13,412
Sep-2023	$12,577	$13,838
Sep-2024	$14,765	$16,387

Average Annual Total Returns

	1 Year	5 Years	10 Years
Destra Flaherty & Crumrine Preferred and Income Fund C	17.40%	2.19%	3.97%
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC	18.42%	3.66%	5.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$252,243,460
  Number of Portfolio Holdings208
  Advisory Fee (net of waivers)$1,582,712
  Portfolio Turnover17%

Asset Weighting (% of total investments)

Value	Value
Corporate Debt Securities	0.9%
Money Market Funds	2.8%
Preferred Securities	70.3%
Contingent Capital Securities	26.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Consumer Discretionary	0.6%
Communications	1.0%
Consumer Staples	1.4%
Money Market Funds	2.8%
Energy	3.7%
Utilities	12.1%
Financials	77.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Banco Santander S.A., 4.750%, 08/12/73	3.9%
Liberty Mutual Group, Inc., 7.800%, 03/15/37	3.1%
Comerica, Inc., 5.625%, 10/01/68	2.1%
Provident Financing Trust I, 7.405%, 03/15/38	1.9%
Australia & New Zealand Banking Group Ltd., 6.750%, 12/29/49	1.7%
KeyCorporation, 5.000%, 12/29/49	1.4%
New York Community Bancorp, Inc., 6.375%, 03/17/27	1.4%
Wells Fargo & Company, 6.850%, 07/15/74	1.4%
Synovus Financial Corporation, 8.397%, 07/01/29	1.3%
Bank of Nova Scotia (The), 4.900%, 09/04/68	1.3%

Material Fund Changes

No material changes occurred during the fiscal year ended September 30, 2024.

Destra Flaherty & Crumrine Preferred and Income Fund - Class C (DPICX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-DPICX

Destra Flaherty & Crumrine Preferred and Income Fund

Class I (DPIIX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Destra Flaherty & Crumrine Preferred and Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature. You can also request this information by contacting us at 1-877-855-3434.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$137	1.25%

How did the Fund perform during the reporting period?

Overall, the preferred market benefitted from lower interest rates, better inflation data, continued economic growth, and the Federal Reserve’s first rate cut in more than four years. These supportive macro factors, combined with market-specific technical factors, resulted in strong demand from investors. Elevated issuer redemptions, limited new issue supply (especially from banks), and strong demand all positively contributed to the performance of the Fund.

While multiple factors contributed to performance, the decline in interest rates is worth highlighting as its impact was not measured just by duration – but also by its boost to investor sentiment with prospects for a “soft landing” of the economy improving throughout the fiscal year.

The most significant positive contributor to relative performance was the portfolio’s exposure to contingent capital (CoCo) securities, which have been making a steady recovery since March 2023. Another positive contributor to relative performance was the portfolio’s overweight to regional and community banks. Firmer expectations for lower interest rates provided fuel for an improved outlook on regional and community bank assets, particularly for real estate exposures as well as unrealized losses in bank securities and loan portfolios.

A detractor from relative performance was the portfolio’s underweight to fixed-rate preferreds. Fixed-rate preferreds tend to have longer duration than fixed-float/reset preferreds, and consequently outperformed as interest rates declined significantly over the past fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Destra Flaherty & Crumrine Preferred and Income Fund I
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$16,387
$16,349
Sep-2014
Sep-2024

	Destra Flaherty & Crumrine Preferred and Income Fund I	ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Sep-2014	$10,000	$10,000
Sep-2015	$10,577	$10,542
Sep-2016	$11,772	$11,493
Sep-2017	$12,672	$12,330
Sep-2018	$12,674	$12,450
Sep-2019	$13,958	$13,691
Sep-2020	$14,268	$14,331
Sep-2021	$15,826	$15,634
Sep-2022	$13,580	$13,412
Sep-2023	$13,789	$13,838
Sep-2024	$16,349	$16,387

Average Annual Total Returns

	1 Year	5 Years	10 Years
Destra Flaherty & Crumrine Preferred and Income Fund I	18.57%	3.21%	5.04%
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC	18.42%	3.66%	5.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$252,243,460
  Number of Portfolio Holdings208
  Advisory Fee (net of waivers)$1,582,712
  Portfolio Turnover17%

Asset Weighting (% of total investments)

Value	Value
Corporate Debt Securities	0.9%
Money Market Funds	2.8%
Preferred Securities	70.3%
Contingent Capital Securities	26.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Consumer Discretionary	0.6%
Communications	1.0%
Consumer Staples	1.4%
Money Market Funds	2.8%
Energy	3.7%
Utilities	12.1%
Financials	77.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Banco Santander S.A., 4.750%, 08/12/73	3.9%
Liberty Mutual Group, Inc., 7.800%, 03/15/37	3.1%
Comerica, Inc., 5.625%, 10/01/68	2.1%
Provident Financing Trust I, 7.405%, 03/15/38	1.9%
Australia & New Zealand Banking Group Ltd., 6.750%, 12/29/49	1.7%
KeyCorporation, 5.000%, 12/29/49	1.4%
New York Community Bancorp, Inc., 6.375%, 03/17/27	1.4%
Wells Fargo & Company, 6.850%, 07/15/74	1.4%
Synovus Financial Corporation, 8.397%, 07/01/29	1.3%
Bank of Nova Scotia (The), 4.900%, 09/04/68	1.3%

Material Fund Changes

No material changes occurred during the fiscal year ended September 30, 2024.

Destra Flaherty & Crumrine Preferred and Income Fund - Class I (DPIIX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.destracapital.com/strategies/destra-preferred-and-income-securities-fund#literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-DPIIX

(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

The Registrant has a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code. The Code is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert serving on its audit committee, whom is “independent” within the meaning of Form N-CSR: Mr. Jeff Murphy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The aggregate fees for professional services by Cohen & Company, Ltd. during the fiscal years 2023 and 2024 were as follows:

(a) Audit Fees for Registrant.

Fiscal year ended September 30, 2023	$39,000
Fiscal year ended September 30, 2024	$26,500

(b) Audit-Related Fees for Registrant. These are fees by the Registrant’s independent auditors for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements that are not reported under “Audit Fees”. These fees include amounts related to Form N-17f-2 filings.

Fiscal year ended September 30, 2023	None
Fiscal year ended September 30, 2024	None

(c) Tax Fees for Registrant. These are fees for professional services rendered by the Registrant’s independent auditors for tax compliance, tax advice, and tax planning. These fees include federal, excise and state tax reviews; performed by Cohen & Company, Ltd.

Fiscal year ended September 30, 2023	$9,500
Fiscal year ended September 30, 2024	$11,500

(d) All Other Fees.

Fiscal year ended September 30, 2023	None
Fiscal year ended September 30, 2024	None

(e) Audit Committee’s pre-approval policies and procedures.

(1) The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2) None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None.

(g) None.

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the period are included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Destra Flaherty & Crumrine Preferred and Income Fund

Financial Statements
and
Other Information
(Form N-CSR Items 7-11)

September 30, 2024

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments
As of September 30, 2024

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	PREFERRED SECURITIES — 69.7%
	BANKS — 28.6%
575,000	American AgCredit Corp., 5.250% to 06/15/26 then USD 5 Year Tsy + 4.500%, Series A(1)(2)	BB+(3)	$560,625
2,100,000	Bank of America Corp., 6.125% to 04/27/27 then USD 5 Year Tsy + 3.231%, Series TT(2)	Baa2	2,151,057
1,030,000	Capital One Financial Corp., 3.950% to 09/01/26 then USD 5 Year Tsy + 3.157%, Series M(2)	Baa3	972,362
	Citigroup, Inc.
300,000	4.000% to 12/10/25 then USD 5 Year Tsy + 3.597%, Series W(2)	Ba1	294,667
1,575,000	4.150% to 11/15/26 then USD 5 Year Tsy + 3.000%, Series Y(2)	Ba1	1,517,245
1,125,000	4.700% to 01/30/25 then 3-Month CME Term SOFR + 3.496%, Series V(2)	Ba1	1,120,646
875,000	7.000% to 08/15/34 then USD 10 Year Tsy + 2.757%, Series DD(2)	Ba1	939,651
890,000	7.125% to 08/15/29 then USD 5 Year Tsy + 2.693%, Series CC(2)	Ba1	928,380
1,230,000	7.375% to 05/15/28 then USD 5 Year Tsy + 3.209%, Series Z(2)	Ba1	1,294,172
1,200,000	7.625% to 11/15/28 then USD 5 Year Tsy + 3.211%, Series AA(2)	Ba1	1,285,170
25,700	Citizens Financial Group, Inc., 7.375%, Series H(2)	Baa3	694,414
	CoBank ACB
11,790	6.200% to 01/01/25 then 3-Month CME Term SOFR + 4.006%, Series H(1)(2)	BBB+(3)	1,174,991
500,000	6.250% to 10/01/26 then 3-Month CME Term SOFR + 4.922%, Series I(1)(2)	BBB+(3)	505,568
5,230,000	Comerica, Inc., 5.625% to 10/01/25 then USD 5 Year Tsy + 5.291%, Series A(2)	Baa3	5,202,114
250,000	Compeer Financial ACA, 4.875% to 08/15/26 then USD 5 Year Tsy + 4.100%, Series B-1(1)(2)	BB+(3)	240,000
42,300	ConnectOne Bancorp, Inc., 5.250% to 09/01/26 then USD 5 Year Tsy + 4.420%, Series A(2)	NR(4)	886,185
36,000	Dime Community Bancshares, Inc., 5.500%, Series A(2)	NR(4)	735,120
17,822	First Horizon Corp., 6.500%, Series E(2)	Ba2	453,748
	Goldman Sachs Group, Inc.
1,600,000	4.125% to 11/10/26 then USD 5 Year Tsy + 2.949%, Series V(2)	Ba1	1,535,350
925,000	4.400% to 02/10/25 then USD 5 Year Tsy + 2.850%, Series S(2)	Ba1	914,438
2,500,000	4.950% to 02/10/25 then USD 5 Year Tsy + 3.224%, Series R(2)	Ba1	2,486,415
640,000	6.125% to 11/10/34 then USD 10 Year Tsy + 2.400%, Series Y(2)	Ba1	645,404
320,000	7.500% to 02/10/29 then USD 5 Year Tsy + 3.156%, Series W(2)	Ba1	344,769
1,120,000	7.500% to 05/10/29 then USD 5 Year Tsy + 2.809%, Series X(2)	Ba1	1,189,436
	Huntington Bancshares, Inc.
355,000	4.450% to 10/15/27 then USD 7 Year Tsy + 4.045%, Series G(2)	Baa3	339,463
1,050,000	5.625% to 07/15/30 then USD 10 Year Tsy + 4.945%, Series F(2)	Baa3	1,054,576
34,400	6.876% to 04/15/28 then USD 5 Year Tsy + 2.704%, Series J(2)	Baa3	887,176
500,000	JPMorgan Chase & Co., 3.650% to 06/01/26 then USD 5 Year Tsy + 2.850%, Series KK(2)	Baa2	486,166
	KeyCorp
3,740,000	5.000% to 09/15/26 then 3-Month CME Term SOFR + 3.868%, Series D(2)	Ba1	3,642,861
24,728	6.125% to 12/15/26 then 3-Month CME Term SOFR + 4.154%, Series E(2)	Ba1	610,534
35,785	6.200% to 12/15/27 then USD 5 Year Tsy + 3.132%, Series H(2)	Ba1	876,732
	M&T Bank Corp.
650,000	3.500% to 09/01/26 then USD 5 Year Tsy + 2.679%, Series I(2)	Baa3	578,680
96,311	5.625% to 12/15/26 then 3-Month CME Term SOFR + 4.282%, Series H(2)	Baa3	2,402,959
18,791	Merchants Bancorp, 6.000% to 10/01/24 then 3-Month CME Term SOFR + 4.831%, Series B(2)	Ba3	472,594
14,000	Morgan Stanley, 6.625%, Series Q(2)	Baa3	375,760
165,623	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A(2)	Caa1	3,577,457
	PNC Financial Services Group, Inc.
476,000	3.400% to 09/15/26 then USD 5 Year Tsy + 2.595%, Series T(2)	Baa2	435,902
2,135,000	6.000% to 05/15/27 then USD 5 Year Tsy + 3.000%, Series U(2)	Baa2	2,167,162
610,000	6.200% to 09/15/27 then USD 5 Year Tsy + 3.238%, Series V(2)	Baa2	622,507
1,800,000	6.250% to 03/15/30 then USD 7 Year Tsy + 2.808%, Series W(2)	Baa2	1,832,022

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of September 30, 2024

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
	Regions Financial Corp.
90,500	5.700% to 08/15/29 then 3-Month CME Term SOFR + 3.410%, Series C(2)	Baa3	$2,209,105
89,000	6.950% to 09/15/29 then USD 5 Year Tsy + 2.771%, Series F(2)	Baa3	2,339,810
700,000	State Street Corp., 6.700% to 03/15/29 then USD 5 Year Tsy + 2.613%, Series I(2)	Baa1	726,526
	Synchrony Financial
46,000	5.625%, Series A(2)	BB-(3)	982,100
44,600	8.250% to 05/15/29 then USD 5 Year Tsy + 4.044%, Series B(2)	BB-(3)	1,142,652
127,922	Synovus Financial Corp., 8.397% to 07/01/29 then USD 5 Year Tsy + 4.127%, Series E(2)	BB-(3)	3,368,186
32,043	Texas Capital Bancshares, Inc., 5.750%, Series B(2)	Ba2	677,389
1,098,000	Truist Financial Corp., 6.669% to 09/01/29 then USD 5 Year Tsy + 3.003%, Series N(2)	Baa3	1,095,657
	Valley National Bancorp
30,345	6.250% to 06/30/25 then 3-Month USD Libor + 3.850%, Series A(2)	BB-(3)	745,577
6,100	8.250% to 09/30/29 then USD 5 Year Tsy + 4.182%, Series C(2)	BB-(3)	157,685
2,022	8.443%, 3-Month CME Term SOFR + 3.840%, Series B(2)(5)	BB-(3)	50,388
20,300	WaFd, Inc., 4.875%, Series A(2)	Ba1	395,850
	Wells Fargo & Co.
825,000	3.900% to 03/15/26 then USD 5 Year Tsy + 3.453%, Series BB(2)	Baa2	802,212
750,000	5.875%to 06/15/25 then 9.865%, Series U(2)	Baa2	754,145
3,340,000	6.850% to 09/15/29 then USD 5 Year Tsy + 2.767%, Series FF(2)	Baa2	3,491,175
267	7.500%, Series L(2)(6)	Baa2	342,347
1,790,000	7.625% to 09/15/28 then USD 5 Year Tsy + 3.606%, Series EE(2)	Baa2	1,953,751
43,200	WesBanco, Inc., 6.750% to 08/15/25 then USD 5 Year Tsy + 6.557%, Series A(2)	NR(4)	1,080,432
12,900	Western Alliance Bancorp, 4.250% to 09/30/26 then USD 5 Year Tsy + 3.452%, Series A(2)	Ba3	260,322
44,000	Wintrust Financial Corp., 6.875% to 07/15/25 then USD 5 Year Tsy + 6.507%, Series E(2)	BB(7)	1,118,040
43,000	Zions Bancorp NA, 9.008%, 3-Month CME Term SOFR + 4.062%, Series I(2)(5)	BB+(3)	41,550
			72,169,377
	FINANCIAL SERVICES — 3.9%
450,000	AerCap Global Aviation Trust, 6.500% to 06/15/25 then 3-Month CME Term SOFR + 4.562%, 06/15/45(1)	Baa2	449,719
2,245,000	AerCap Holdings, 5.875% to 10/10/24 then USD 5 Year Tsy + 4.535%, 10/10/79	Baa3	2,246,360
860,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.950% to 03/10/30 then USD 5 Year Tsy + 2.720%, 03/10/55	Baa2	891,174
21,200	Affiliated Managers Group, Inc., 6.750%, 03/30/64	Baa1	550,140
	Ally Financial, Inc.
1,220,000	4.700% to 05/15/26 then USD 5 Year Tsy + 3.868%, Series B(2)	Ba2	1,082,302
800,000	4.700% to 05/15/28 then USD 7 Year Tsy + 3.481%, Series C(2)	Ba2	658,738
1,150,000	Charles Schwab Corp., 4.000% to 06/01/26 then USD 5 Year Tsy + 3.168%, Series I(2)	Baa2	1,103,967
800,000	Discover Financial Services, 6.125% to 09/23/25 then USD 5 Year Tsy + 5.783%, Series D(2)	Ba1	801,601
	General Motors Financial Co., Inc.
725,000	5.700% to 09/30/30 then USD 5 Year Tsy + 4.997%, Series C(2)	Ba1	711,970
330,000	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A(2)	Ba1	323,865
600,000	6.500% to 09/30/28 then 3-Month USD Libor + 3.436%, Series B(2)	Ba1	600,580
17,784	Stifel Financial Corp., 4.500%, Series D(2)	BB(3)	375,776
4,494	TPG Operating Group II LP, 6.950%, 03/15/64	Baa1	118,192
			9,914,384

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of September 30, 2024

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	PREFERRED SECURITIES (continued)
	INSURANCE — 17.5%
1,151,000	ACE Capital Trust II, 9.700%, 04/01/30	Baa1	$1,406,196
1,387,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD Libor + 4.195%, 05/15/58, Series A-6	Baa3	1,596,878
92,000	American National Group, Inc., 5.950% to 12/01/24 then USD 5 Year Tsy + 4.322%, Series A(2)	BB+(3)	2,275,160
	Aspen Insurance Holdings, Ltd.
25,000	5.625%(2)	Ba1	530,250
18,630	9.593%(2)	Ba1	488,292
	Athene Holding, Ltd.
25,200	4.875%, Series D(2)	Baa3	488,880
90,500	6.350% to 06/30/29 then 3-Month USD Libor + 4.253%, Series A(2)	Baa3	2,248,020
27,440	7.250% to 03/30/29 then USD 5 Year Tsy + 2.986%, 03/30/64	Baa2	704,110
735,000	Axis Specialty Finance LLC, 4.900% to 01/15/30 then USD 5 Year Tsy + 3.186%, 01/15/40	Baa2	705,235
15,000	CNO Financial Group, Inc., 5.125%, 11/25/60	Ba1	323,100
620,000	Corebridge Financial, Inc., 6.375% to 09/15/34 then USD 5 Year Tsy + 2.646%, 09/15/54(1)	Baa3	628,120
131,885	Delphi Financial Group, Inc., 8.570%, 3-Month CME Term SOFR + 3.452%, 05/15/37(5)	BBB(3)	3,254,262
	Enstar Finance LLC
670,000	5.500% to 01/15/27 then USD 5 Year Tsy + 4.006%, 01/15/42	BBB-(3)	625,695
825,000	5.750% to 09/01/25 then USD 5 Year Tsy + 5.468%, 09/01/40	BBB-(3)	816,288
45,400	Enstar Group, Ltd., 7.000% to 09/01/28 then 3-Month USD Libor + 4.015%, Series D(2)	BBB-(3)	886,208
125,000	Equitable Holdings, Inc., 4.950% to 12/15/25 then USD 5 Year Tsy + 4.736%, Series B(2)	Baa3	124,125
196,000	Everest Reinsurance Holdings, Inc., 7.765%, 3-Month CME Term SOFR + 2.647%, 05/15/37(5)	Baa2	191,945
	Global Atlantic Fin Co.
1,370,000	4.700% to 10/15/26 then USD 5 Year Tsy + 3.796%, 10/15/51(1)	Baa3	1,311,794
585,000	7.950% to 10/15/29 then USD 5 Year Tsy + 3.608%, 10/15/54(1)	Baa3	612,103
12,500	Jackson Financial, Inc., 8.000% to 03/30/28 then USD 5 Year Tsy + 3.728%, Series A(2)	Ba2	334,000
875,000	Kuvare U.S. Holdings, Inc., 7.000% to 05/01/26 then USD 5 Year Tsy + 6.541%, 02/17/51, Series A(1)	NR(4)	881,563
	Liberty Mutual Group, Inc.
830,000	4.125% to 12/15/26 then USD 5 Year Tsy + 3.315%, 12/15/51(1)	Baa3	785,304
7,103,000	7.800% to 03/15/37 then 3-Month CME Term SOFR + 3.838%, 03/15/37(1)	Baa3	7,846,826
	Lincoln National Corp.
15,900	9.000%, Series D(2)	Ba1	449,493
400,000	9.250% to 03/01/28 then USD 5 Year Tsy + 5.318%, Series C(2)	Ba1	441,005
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month CME Term SOFR + 5.802%, 04/08/38(1)	Baa2	1,918,071
1,591,000	10.750% to 08/01/39 then 3-Month CME Term SOFR + 7.810%, 08/01/39	Baa2	2,276,101
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Baa3	4,848,750
2,610,000	Prudential Financial, Inc., 6.750% to 03/01/33 then USD 5 Year Tsy + 2.848%, 03/01/53	Baa1	2,834,946
	SBL Holdings, Inc.
1,275,000	6.500% to 11/13/26 then USD 5 Year Tsy + 5.620%, Series B(1)(2)	BB(3)	1,100,020
1,175,000	7.000% to 05/13/25 then USD 5 Year Tsy + 5.580%, Series A(1)(2)	BB(3)	1,061,524
			43,994,264
	UTILITIES — 12.1%
695,000	AES Corp., 7.600% to 01/15/30 then USD 5 Year Tsy + 3.201%, 01/15/55	Ba1	730,777
	Algonquin Power & Utilities Corp.
1,500,000	4.750% to 04/18/27 then USD 5 Year Tsy + 3.249%, 01/18/82, Series 2022-B	BB+(3)	1,406,358
40,895	9.603% to 07/01/24 then 3-Month CME Term SOFR + 4.272%, 07/01/79, Series 2019-A(5)	BB+(3)	1,062,861

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of September 30, 2024

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	PREFERRED SECURITIES (continued)
	UTILITIES (continued)
535,000	AltaGas, Ltd., 7.200% to 10/15/34 then USD 5 Year Tsy + 3.573%, 10/15/54(1)	BB(3)	$547,435
	American Electric Power Co., Inc.
1,070,000	3.875% to 02/15/27 then USD 5 Year Tsy + 2.675%, 02/15/62	Baa3	1,011,130
865,000	6.950% to 12/15/34 then USD 5 Year Tsy + 2.675%, 12/15/54, Series B	Baa3	922,947
2,465,000	CenterPoint Energy, Inc., 6.850% to 02/15/35 then USD 5 Year Tsy + 2.946%, 02/15/55, Series B	Baa3	2,548,159
	Dominion Energy, Inc.
725,000	4.350% to 04/15/27 then USD 5 Year Tsy + 3.195%, Series C(2)	Ba1	709,739
1,170,000	7.000% to 06/01/34 then USD 5 Year Tsy + 2.511%, 06/01/54, Series B	Baa3	1,280,997
885,000	Duke Energy Corp., 6.450% to 09/01/34 then USD 5 Year Tsy + 2.588%, 09/01/54	Baa3	921,436
	Edison International
1,775,000	5.000% to 03/15/27 then USD 5 Year Tsy + 3.901%, Series B(2)	Ba1	1,739,001
490,000	5.375% to 03/15/26 then USD 5 Year Tsy + 4.698%, Series A(2)	Ba1	486,458
2,806,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD Libor + 5.440%, 06/15/76, Series 2016-A	Ba2	2,832,331
960,000	Entergy Corp., 7.125% to 12/01/29 then USD 5 Year Tsy + 2.670%, 12/01/54	Baa3	997,366
1,025,000	EUSHI Finance, Inc., 7.625% to 12/15/29 then USD 5 Year Tsy + 3.136%, 12/15/54	Ba1	1,084,048
	NextEra Energy Capital Holdings, Inc.
355,000	6.700% to 09/01/29 then USD 5 Year Tsy + 2.364%, 09/01/54, Series Q	Baa2	372,867
790,000	6.750% to 06/15/34 then USD 5 Year Tsy + 2.475%, 06/15/54, Series R	Baa2	854,488
	NiSource, Inc.
300,000	6.375% to 03/31/35 then USD 5 Year Tsy + 2.527%, 03/31/55	Baa3	306,272
525,000	6.950% to 11/30/29 then USD 5 Year Tsy + 2.451%, 11/30/54	Baa3	543,710
11,405	SCE Trust IV, 5.375% to 09/15/25 then 3-Month CME Term SOFR + 3.394%, Series J(2)	Baa3	272,922
121,730	SCE Trust V, 5.450% to 03/15/26 then 3-Month CME Term SOFR + 4.052%, Series K(2)	Baa3	2,996,993
39,010	SCE Trust VI, 5.000%, Series L(2)	Baa3	796,584
19,500	SCE Trust VII, 7.500%, Series M(2)	Baa3	522,015
20,500	SCE Trust VIII, 6.950%, Series N(2)	Baa3	547,350
	Sempra
1,450,000	4.125% to 04/01/27 then USD 5 Year Tsy + 2.868%, 04/01/52	Baa3	1,382,487
1,300,000	4.875% to 10/15/25 then USD 5 Year Tsy + 4.550%, Series C(2)	Ba1	1,290,086
620,000	6.400% to 10/01/34 then USD 5 Year Tsy + 2.632%, 10/01/54	Baa3	624,495
1,570,000	6.875% to 10/01/29 then USD 5 Year Tsy + 2.789%, 10/01/54	Baa3	1,630,900
175,000	Vistra Corp., 7.000% to 12/15/26 then USD 5 Year Tsy + 5.740%, Series B(1)(2)	Ba3	178,765
			30,600,977
	ENERGY — 3.7%
	Enbridge, Inc.
340,000	5.750% to 07/15/30 then USD 5 Year Tsy + 5.314%, 07/15/80, Series 2020-A	Ba1	334,143
1,252,000	6.000% to 01/15/27 then 3-Month CME Term SOFR + 4.152%, 01/15/77, Series 2016-A	Ba1	1,255,246
1,460,000	7.375% to 03/15/30 then USD 5 Year Tsy + 3.122%, 03/15/55, Series A	Baa3	1,517,984
725,000	8.500% to 01/15/34 then USD 5 Year Tsy + 4.431%, 01/15/84, Series 2023-B	Ba1	812,723
1,387,000	Energy Transfer LP, 7.125% to 05/15/30 then USD 5 Year Tsy + 5.306%, Series G(2)	Ba1	1,419,460
505,000	South Bow Canadian Infrastructure Holdings, Ltd., 7.500% to 03/01/35 then USD 5 Year Tsy + 3.667%, 03/01/55(1)	Ba1	531,050
	Transcanada Trust
2,065,000	5.500% to 09/15/29 then 3-Month CME Term SOFR + 4.416%, 09/15/79	Ba1	2,002,102
1,350,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640%, 08/15/76, Series 2016-A	Ba1	1,343,697
			9,216,405

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of September 30, 2024

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	PREFERRED SECURITIES (continued)
	COMMUNICATIONS — 0.7%
1,720,000	Paramount Global, 6.375% to 03/30/27 then USD 5 Year Tsy + 3.999%, 03/30/62	Ba1	$1,592,982
225,000	Vodafone Group PLC, 7.000% to 04/04/29 then USD 5 Year Swap + 4.873%, 04/04/79	Ba1	237,740
			1,830,722
	MISCELLANEOUS — 1.5%
370,000	Apollo Management Holdings LP, 4.950% to 12/17/24 then USD 5 Year Tsy + 3.266%, 01/14/50(1)	BBB+(3)	369,075
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1)(2)	BB(3)	592,199
3,115,000	8.000%, Series A(1)(2)	BB(3)	2,911,662
			3,872,936
	REITS — 1.7%
	Arbor Realty Trust, Inc.
68,190	6.250% to 10/12/26 then 3-Month CME Term SOFR + 5.440%, Series F(2)	NR(4)	1,326,977
10,859	6.375%, Series D(2)	NR(4)	212,293
87,394	KKR Real Estate Finance Trust, Inc., 6.500%, Series A(2)	NR(4)	1,855,375
26,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then 3-Month CME Term SOFR + 6.130%, Series F(2)	NR(4)	567,580
20,598	TPG RE Finance Trust, Inc., 6.250%, Series C(2)	NR(4)	393,422
			4,355,647
	TOTAL PREFERRED SECURITIES
	(Cost $178,041,849)		175,954,712

	CONTINGENT CAPITAL SECURITIES — 25.9%
	BANKS — 25.9%
4,207,000	Australia & New Zealand Banking Group, Ltd., 6.750% to 06/15/26 then USD 5 Year Swap + 5.168%(1)(2)	Baa2	4,311,990
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(2)	Ba2	2,536,654
800,000	6.500% to 03/05/25 then USD 5 Year Tsy + 5.192%, Series 9(2)	Ba2	802,466
1,000,000	9.375% to 09/19/29 then USD 5 Year Tsy + 5.099%, Series 12(2)	Ba2	1,106,541
	Banco Mercantil del Norte SA
750,000	6.625% to 01/24/32 then USD 10 Year Tsy + 5.034%(1)(2)	Ba2	698,176
900,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(1)(2)	Ba2	902,557
640,000	7.625% to 01/10/28 then USD 10 Year Tsy + 5.353%(1)(2)	Ba2	645,222
	Banco Santander SA
10,400,000	4.750% to 05/12/27 then USD 5 Year Tsy + 3.753%(1)(2)	Ba1	9,928,204
800,000	8.000% to 08/01/34 then USD 5 Year Tsy + 3.911%(2)	Ba1	850,756
400,000	9.625% to 11/21/33 then USD 5 Year Tsy + 5.298%(1)(2)	Ba1	471,810
	Bank of Montreal
355,000	7.300% to 11/26/34 then USD 5 Year Tsy + 3.010%, 11/26/84, Series 5	Baa3	374,841
670,000	7.700% to 05/26/29 then USD 5 Year Tsy + 3.452%, 05/26/84, Series 4	Baa3	707,982
	Bank of Nova Scotia
3,350,000	4.900% to 06/04/25 then USD 5 Year Tsy + 4.551%(2)	Baa3	3,312,835
1,000,000	8.625% to 10/27/27 then USD 5 Year Tsy + 4.389%, 10/27/82, Series 4	Baa3	1,084,322
	Barclays PLC
400,000	4.375% to 09/15/28 then USD 5 Year Tsy + 3.410%(2)	Ba1	359,004
1,270,000	6.125% to 06/15/26 then USD 5 Year Tsy + 5.867%(2)	Ba1	1,267,441

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of September 30, 2024

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
380,000	8.000% to 09/15/29 then USD 5 Year Tsy + 5.431%(2)	Ba1	$401,185
545,000	9.625% to 06/15/30 then SOFR 5 Year Swap + 5.775%(2)	Ba1	615,019
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(1)	Baa2	584,363
	BNP Paribas SA
425,000	4.625% to 02/25/31 then USD 5 Year Tsy + 3.340%(1)(2)	Ba1	371,128
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150%(1)(2)	Ba1	3,034,500
720,000	7.375% to 09/10/34 then USD 5 Year Tsy + 3.535%(1)(2)	Ba1	751,769
765,000	7.750% to 08/16/29 then USD 5 Year Tsy + 4.899%(1)(2)	Ba1	807,867
2,829,000	8.500% to 08/14/28 then USD 5 Year Tsy + 4.354%(1)(2)	Ba1	3,042,346
	Credit Agricole SA
450,000	4.750% to 09/23/29 then USD 5 Year Tsy + 3.237%(1)(2)	BBB-(3)	416,566
500,000	8.125% to 12/23/25 then USD 5 Year Swap + 6.185%(1)(2)	Baa3	514,937
400,000	Deutsche Bank AG, 6.000% to 04/30/26 then USD 5 Year Tsy + 4.524%(2)	Ba2	392,101
	HSBC Holdings PLC
1,500,000	4.700% to 09/09/31 then USD 5 Year Tsy + 3.250%(2)	Baa3	1,362,003
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746%(2)	Baa3	327,237
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(2)	Baa3	864,677
540,000	6.950% to 09/11/34 then USD 5 Year Tsy + 3.191%(2)	Baa3	556,889
3,000,000	8.000% to 09/07/28 then USD 5 Year Tsy + 3.858%(2)	Baa3	3,222,252
2,550,000	ING Groep, 3.875% to 11/16/27 then USD 5 Year Tsy + 2.862%(2)	Ba1	2,305,205
	Lloyds Banking Group PLC
1,900,000	7.500% to 09/27/25 then USD 5 Year Swap + 4.496%(2)	Baa3	1,922,000
2,320,000	8.000% to 03/27/30 then USD 5 Year Tsy + 3.913%(2)	Baa3	2,491,866
1,530,000	Macquarie Bank, Ltd., 6.125% to 03/08/27 then USD 5 Year Swap + 3.703%(1)(2)	Baa3	1,556,587
	NatWest Group PLC
350,000	4.600% to 12/28/31 then USD 5 Year Tsy + 3.100%(2)	Baa3	301,198
200,000	8.125% to 05/10/34 then USD 5 Year Tsy + 3.752%(2)	Baa3	218,672
664,000	Royal Bank of Canada, 7.500% to 05/02/29 then USD 5 Year Tsy + 2.887%, 05/02/84, Series 4	Baa2	710,382
	Societe Generale SA
900,000	4.750% to 05/26/26 then USD 5 Year Tsy + 3.931%(1)(2)	Ba2	846,126
900,000	5.375% to 11/18/30 then USD 5 Year Tsy + 4.514%(1)(2)	Ba2	774,008
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1)(2)	Ba2	238,943
750,000	8.000% to 09/29/25 then 13.873%(1)(2)	Ba2	758,025
1,700,000	8.500% to 09/25/34 then USD 5 Year Tsy + 4.153%(1)(2)	Ba2	1,734,772
700,000	9.375% to 05/22/28 then USD 5 Year Tsy + 5.385%(1)(2)	Ba2	737,222
	Standard Chartered PLC
400,000	4.750% to 07/14/31 then USD 5 Year Tsy + 3.805%(1)(2)	Ba1	353,706
1,910,000	7.750% to 02/15/28 then USD 5 Year Tsy + 4.976%(1)(2)	Ba1	1,999,359
345,000	Toronto-Dominion Bank, 7.250% to 07/31/29 then USD 5 Year Tsy + 2.977%, 07/31/84, Series 4	Baa1	360,325
	UBS Group AG
600,000	4.375% to 02/10/31 then USD 5 Year Tsy + 3.313%(1)(2)	Baa3	523,867
800,000	4.875% to 02/12/27 then USD 5 Year Tsy + 3.404%(1)(2)	BB(3)	767,466
			65,225,369
	TOTAL CONTINGENT CAPITAL SECURITIES
	(Cost $65,410,861)		65,225,369

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of September 30, 2024

Shares or Principal Amount		Moody’s Ratings (unaudited)	Value
	CORPORATE DEBT SECURITIES — 0.8%
	BANKS — 0.3%
13,800	Dime Community Bancshares, Inc., 9.000% to 07/15/29 then 3-Month CME Term SOFR + 4.951%, 07/15/34	NR(4)	$375,360
575,000	Texas Capital Bancshares, Inc., 4.000% to 05/06/26 then USD 5 Year Tsy + 3.150%, 05/06/31	Baa3	546,315
			921,675
	COMMUNICATIONS — 0.3%
	Qwest Corp.
12,347	6.500%, 09/01/56	Caa3	197,676
36,585	6.750%, 06/15/57	Caa3	589,384
			787,060
	INSURANCE — 0.2%
460,000	Universal Insurance Holdings, Inc., 5.625%, 11/30/26	NR(4)	451,208

	TOTAL CORPORATE DEBT SECURITIES
	(Cost $2,587,952)		2,159,943

	SHORT-TERM INVESTMENTS — 2.8%
	MONEY MARKET FUND — 2.8%
6,967,531	Fidelity Investments Money Market Treasury Portfolio - Class I, 4.92%(8)		6,967,531

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,967,531)		6,967,531

	TOTAL INVESTMENTS – 99.2%
	(Cost $253,008,193)		250,307,555
	Other Assets In Excess Of Liabilities – 0.8%		1,935,905
	TOTAL NET ASSETS – 100.0%		$252,243,460

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At September 30, 2024, the total value of these securities is $60,977,929, representing 24.2% of net assets.
(2)	Security is perpetual in nature with no stated maturity date.
(3)	Standard & Poor’s Rating, unaudited.
(4)	Security is unrated by Moody’s, S&P and Fitch.
(5)	The interest rate shown reflects the rate in effect as of September 30, 2024.
(6)	Convertible security.
(7)	Fitch’s Rating unaudited.
(8)	The rate is the annualized seven-day yield as of September 30, 2024.

Libor – London Interbank Offered Rate
LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust
SA – Corporation

SOFR – Secured Overnight Financing Rate
Tsy – United States Government Treasury Yield

The administrator of U.S. dollar LIBOR, ICE, ceased publication of daily U.S. dollar LIBOR panels after June 30, 2023. For securities where (i) issuers have announced replacement reference rates or (ii) the Adjustable Interest Rate (LIBOR) Act of 2022 was determined by the Adviser to apply, the new reference rate (usually Term SOFR) has been listed as the benchmark. The spread over that benchmark includes any tenor spread adjustment applicable upon benchmark transition. For all other securities, the original reference rate and spread continue to be listed.

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of September 30, 2024

		% of
Summary by Country	Value	Net Assets
Australia	$5,868,577	2.3%
Bermuda	1,904,750	0.8
Canada	20,196,618	8.0
France	14,028,210	5.6
Germany	392,101	0.2
Ireland	891,174	0.3
Mexico	2,830,318	1.1
Netherlands	4,551,565	1.8
Spain	15,696,431	6.2
Switzerland	1,291,333	0.5
United Kingdom	16,500,249	6.5
United States	166,156,229	65.9
Total Investments	250,307,555	99.2
Other Assets in Excess of Liabilities	1,935,905	0.8
Net Assets	$252,243,460	100.0%

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of September 30, 2024. For information on the Fund’s policy regarding the valuation of investments, please refer to the Investment Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Preferred Securities
Banks	$28,017,555	$44,151,822	$—	$72,169,377
Financial Services	1,044,108	8,870,276	—	9,914,384
Insurance	8,727,514	35,266,750	—	43,994,264
Utilities	6,198,725	24,402,252	—	30,600,977
Energy	—	9,216,405	—	9,216,405
Communications	—	1,830,722	—	1,830,722
Miscellaneous	—	3,872,936	—	3,872,936
REITS	4,355,647	—	—	4,355,647
Contingent Capital Securities
Banks	—	65,225,369	—	65,225,369
Financial Services	—	—	—	—
Insurance	—	—	—	—
Corporate Debt Securities
Banks	375,360	546,315	—	921,675
Financial Services	—	—	—	—
Communications	787,060	—	—	787,060
Insurance	—	451,208	—	451,208
Short-Term Investments
Money Market Fund	6,967,531	—	—	6,967,531
Total Investments in Securities	$56,473,500	$193,834,055	$—	$250,307,555

During the year ended September 30, 2024, there were no transfers into or out of any levels.

See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
September 30, 2024

Destra Flaherty & Crumrine Preferred and Income Fund
Assets:
Investments, at value (cost $253,008,193)	$250,307,555
Cash	94,987
Receivables:
Interest	2,008,278
Dividends	173,517
Fund shares sold	369,019
Prepaid expenses	34,154
Total assets	252,987,510

Liabilities:
Payables:
Investments purchased	272,522
Capital shares redeemed	135,790
Management fees, net (see note 3)	126,934
Transfer agent fees and expenses	84,512
Professional fees	52,571
Accounting and administrative fees	35,252
Distribution fees	19,183
Custody fees	5,054
Accrued other expenses	12,232
Total liabilities	744,050
Net assets	$252,243,460

Net assets consist of:
Paid-in capital (unlimited shares authorized at $0.001 par value common stock)	$272,513,206
Total accumulated deficit	(20,269,746)
Net assets	$252,243,460

Net assets:
Class I	$205,775,565
Class A	32,181,777
Class C	14,286,118
Shares outstanding:
Class I	12,204,255
Class A	1,899,588
Class C	838,504
Net asset value per share:
Class I	$16.86
Class A	16.94
Maximum offering price per share(1)	17.74
Class C	17.04

(1)	Include a sales charge of 4.50%

See accompanying Notes to Financial Statements.

Statement of Operations
For the Year Ended September 30, 2024

Destra Flaherty & Crumrine Preferred and Income Fund
Investment income:
Interest income	$10,066,841
Dividend income	3,998,569
Total investment income	14,065,410

Expenses:
Management fees (see note 3)	1,607,873
Transfer agent fees and expenses	359,908
Accounting and administrative fees	200,433
Professional fees	167,141
Trustee fees (see note 9)	72,055
Registration fees	67,891
Chief financial officer fees (see note 9)	62,678
Chief compliance officer fees (see note 9)	45,909
Custody fees	38,505
Insurance expense	33,938
Shareholder reporting fees	33,402
Distribution fees Class C (see note 4)	176,721
Distribution fees Class A (see note 4)	69,113
Other expenses	15,217
Total expenses	2,950,784
Contractual expenses waived by adviser (see note 3)	(25,161)
Net expenses	2,925,623
Net investment income	11,139,787

Net realized and unrealized gain (loss):
Net realized loss on:
Investments	(1,299,610)
Net change in unrealized appreciation on:
Investments	26,417,391
Net realized and unrealized gain	25,117,781
Net increase in net assets resulting from operations	$36,257,568

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	Destra Flaherty & Crumrine Preferred and Income Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (decrease) in net assets resulting from operations:
Net investment income	$11,139,787	$11,306,064
Net realized loss	(1,299,610)	(11,329,935)
Net change in unrealized appreciation	26,417,391	2,445,288
Net increase in net assets resulting from operations	36,257,568	2,421,417

Distributions to shareholders:
Class I	(9,000,751)	(9,230,133)
Class A	(1,395,740)	(1,309,691)
Class C	(734,475)	(1,014,514)
Total distributions to shareholders	(11,130,966)	(11,554,338)

Capital transactions:
Proceeds from shares sold:
Class I	82,342,024	77,289,306
Class A	10,805,361	6,872,956
Class C	535,943	1,089,384
Reinvestment of distributions:
Class I	7,081,668	7,287,577
Class A	1,277,706	1,113,416
Class C	592,737	785,842
Cost of shares redeemed:
Class I	(60,379,535)	(95,592,398)
Class A	(8,863,504)	(8,533,496)
Class C	(7,620,937)	(7,498,947)
Net increase (decrease) in net assets from capital transactions	25,771,463	(17,186,360)
Total increase (decrease) in net assets	50,898,065	(26,319,281)

Net assets:
Beginning of year	201,345,395	227,664,676
End of year	$252,243,460	$201,345,395

Capital share transactions:
Shares sold:
Class I	5,102,790	4,941,970
Class A	669,135	442,014
Class C	32,566	67,855
Shares reinvested:
Class I	442,725	474,762
Class A	79,493	72,270
Class C	36,771	50,707
Shares redeemed:
Class I	(3,812,853)	(6,179,383)
Class A	(556,348)	(548,126)
Class C	(464,551)	(482,751)
Net increase (decrease) from capital share transactions	1,529,728	(1,160,682)

See accompanying Notes to Financial Statements.

Financial Highlights
For a share of common stock outstanding throughout the periods indicated.

Destra Flaherty & Crumrine Preferred and Income Fund
											Ratios to average net assets
Period ending September 30,	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Redemption fees	Net asset value, end of period	Total return(2)	Gross expenses	Net expenses		Net investment income		Net assets, end of period (in thousands)	Portfolio turnover rate
Class I
2024	$14.99	$0.85	$1.87	$2.72	$(0.85)	$—	$(0.85)	$—	$16.86	18.57%	1.26%	1.25	%(3)	5.31	%(3)	$205,776	17%
2023	15.60	0.82	(0.58)	0.24	(0.85)	—	(0.85)	—	14.99	1.53	1.24	1.24		5.31		156,961	12
2022	19.03	0.78	(3.42)	(2.64)	(0.79)	—	(0.79)	—	15.60	(14.19)	1.20	1.20		4.43		175,230	12
2021	17.87	0.79	1.14	1.93	(0.77)	—	(0.77)	—	19.03	10.92	1.14	1.14		4.20		255,392	15
2020	18.41	0.82	(0.44)	0.38	(0.81)	(0.11)	(0.92)	—	17.87	2.22	1.17	1.17		4.61		217,420	19
Class A
2024	15.06	0.81	1.88	2.69	(0.81)	—	(0.81)	—	16.94	18.26	1.51	1.50	(3)	5.06	(3)	32,182	17
2023	15.67	0.79	(0.59)	0.20	(0.81)	—	(0.81)	—	15.06	1.28	1.49	1.49		5.06		25,709	12
2022	19.11	0.74	(3.43)	(2.69)	(0.75)	—	(0.75)	—	15.67	(14.40)	1.45	1.45		4.21		27,277	12
2021	17.94	0.75	1.14	1.89	(0.72)	—	(0.72)	—	19.11	10.66	1.39	1.39		3.96		33,941	15
2020	18.48	0.77	(0.43)	0.34	(0.77)	(0.11)	(0.88)	—	17.94	1.96	1.42	1.42		4.34		34,444	19
Class C
2024	15.14	0.69	1.89	2.58	(0.68)	—	(0.68)	—	17.04	17.40	2.26	2.25	(3)	4.31	(3)	14,286	17
2023	15.74	0.67	(0.58)	0.09	(0.69)	—	(0.69)	—	15.14	0.57	2.24	2.24		4.29		18,676	12
2022	19.20	0.61	(3.46)	(2.85)	(0.61)	—	(0.61)	—	15.74	(15.08)	2.20	2.20		3.46		25,158	12
2021	18.02	0.61	1.15	1.76	(0.58)	—	(0.58)	—	19.20	9.85	2.14	2.14		3.21		31,966	15
2020	18.56	0.65	(0.45)	0.20	(0.63)	(0.11)	(0.74)	—	18.02	1.20	2.17	2.17		3.60		29,634	19

(1)	Based on the average shares during the period.
(2)	Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period, reinvestment of all distributions during the period and does not include payment of the maximum sales charge. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.
(3)	The contractual fee and expense waiver is reflected in both the net expense and net investment income ratios (see Note 3).

See accompanying Notes to Financial Statements.

Notes to Financial Statements
September 30, 2024

1. ORGANIZATION

Destra Investment Trust (the “Trust”) was organized as a Massachusetts business trust on May 25, 2010, as an open-end investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2024, the Trust consists of the Destra Flaherty & Crumrine Preferred and Income Fund (the “Fund”), which commenced operations on April 12, 2011. The Fund’s investment objective is to seek total return with an emphasis on high current income. The Fund currently offers three classes of shares, Classes A, C, and I. All share classes have equal rights and voting privileges, except in matters affecting a single class. The Fund represents shares of beneficial interest (“Shares”) in a separate portfolio of securities and other assets.

On June 28, 2024, the Board of Trustees of the Trust (“the Board”), approved the liquidation of the Destra Granahan Small Cap Advantage Fund and accordingly, the Fund was liquidated on August 6, 2024.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company under U.S. GAAP and follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(a) Investment Valuation

The Board has approved valuation procedures for the Trust (the “Valuation Procedures”), which are used for determining the fair value of any Fund investment for which a market quotation is not readily available. The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”).

The Board has designated DFC Preferred Advisors LLC (the “Adviser”), the investment adviser to the Fund, as the valuation designee of the Fund. As valuation designee, the Adviser performs the fair value determination relating to any and all investments of the Fund, subject to the conditions and oversight requirements described in the Valuation Procedures. In furtherance of its duties as valuation designee, the Adviser has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the day-to-day functions related to the fair valuation of the Fund’s investments. The Valuation Committee may consult with representatives from the Trust’s outside legal counsel or other third-party consultants in their discussions and deliberations.

ASC 820 defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets that the Fund has the ability to access. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by the valuation designee. For Level 3 securities, the Fund estimates fair value based upon a variety of observable and non-observable inputs as outlined in the Valuation Procedures.

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter (“OTC”) market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. Debt securities are valued at the prices supplied by the pricing agent for such securities, if available, and otherwise are valued at the available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value (“NAV”), the Fund values these securities at fair value as determined in accordance with the Valuation Procedures. Short-term securities with maturities of 60 days or less at time of purchase and of sufficient credit quality are valued at amortized cost, which approximates fair value.

Notes to Financial Statements (continued)
September 30, 2024

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date basis. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Allocation of Income and Expenses

In calculating the NAV per Share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of Shares based upon the proportion of net assets of each class at the beginning of each day. The Fund is charged for those expenses that are directly attributable to each series, such as management fees and registration costs.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(d) Cash and Cash Equivalents

Cash and cash equivalents may consist of demand deposits and highly liquid investments (e.g., U.S. treasury notes) with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value. The Fund deposits cash and cash equivalents with highly-rated banking corporations and, at times, may exceed the insured limits under applicable law.

(e) Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Fund has not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(f) Distributions to Shareholders

The Fund intends to pay substantially all of its net investment income to shareholders monthly. In addition, the Fund intends to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

(g) Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Management Agreement

Subject to the oversight of the Trust’s Board, the Adviser is responsible for managing the investment and reinvestment of the assets of the Fund in accordance with the Fund’s investment objectives and policies and limitations and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund. The Adviser receives an annual management fee payable monthly, at an annual rate of 0.75% of the average daily net assets of the Fund. The Fund paid management fees totaling $1,607,873 to the Adviser for the year ended September 30, 2024.

Notes to Financial Statements (continued)
September 30, 2024

The Trust and Adviser have entered into an expense limitation agreement where the Adviser has agreed to cap expenses such that the total annual Fund operating expenses, excluding brokerage commissions and other trading expenses, taxes, interest, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business), do not exceed 1.50%, 2.25%, and 1.25% of the Fund’s average daily net assets attributable to Class A shares, Class C shares, and Class I shares, respectively (the “Expense Limitation Agreement”). The Expense Limitation Agreement will continue in effect until January 31, 2035, may be terminated or modified prior to that date only with the approval of the Board and will automatically continue in effect for successive twelve-month periods thereafter. Any fee waived and/or expense assumed by the Adviser pursuant to the Expense Limitation Agreement is subject to recovery by the Adviser for up to three years from the date the fee was waived and/or expense assumed, but no reimbursement payment will be made by the Fund if such reimbursement results in the Fund exceeding an expense ratio equal to the Fund’s then-current expense caps or the expense caps that were in place at the time the fee was waived and/or expense assumed by the Adviser.

During the year ended September 30, 2024, expenses totaling $25,161 were waived and are subject to recapture by September 30, 2027 by the Adviser for the Fund. Recognition of eligibility for recapture by the Adviser is affected by the timing of fees paid and invoices received at the time of the calculation.

Sub-Advisory Agreements

The Fund has retained Flaherty & Crumrine Incorporated (“Flaherty”) to serve as its investment sub-adviser.

The Adviser has agreed to pay from its own assets an annualized sub-advisory fee, quarterly, to Flaherty in an amount equal to one half of the net management fees collected by the Adviser, net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Adviser in respect of the Fund.

Other Service Providers

During the year ended September 30, 2024, UMBFS served as the Fund’s Administrator, Accounting Agent, and Transfer Agent. UMB Bank, N.A. serves as the Fund’s Custodian.

4. DISTRIBUTION AND SERVICE PLANS

The Fund’s Class A Shares and Class C Shares have adopted a Distribution Plan (“Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A Shares and up to 1.00% of the average daily net assets of the Fund’s C Shares. Of the 1.00%, up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder services. Under the terms of the Plan, the Fund is authorized to make payments to Destra Capital Investments, LLC, the Fund’s distributor (the “Distributor”) for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund.

5. FEDERAL TAX INFORMATION

The Fund qualifies and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986. If so qualified, the Fund will not be subject to federal income tax to the extent the Fund distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Fund.

The Fund complies with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current period. The Fund’s policy is to classify any interest or penalties associated with underpayment of federal and state income taxes as an income tax expense on the Statement of Operations.

Notes to Financial Statements (continued)
September 30, 2024

Accounting for Uncertainty in Income Taxes requires management of the Fund to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last three tax years and the interim tax period since then). The Fund has no examinations in progress during the year ended September 30, 2024. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Fund’s tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Fund’s reported net assets or results of operations as of and during the year ended September 30, 2024. Management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

At September 30, 2024, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$252,257,645
Gross unrealized appreciation	5,654,787
Gross unrealized depreciation	(7,604,877)
Net unrealized appreciation (depreciation)	$(1,950,090)

The difference between cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended September 30, 2024, the Fund did not have any reclassifications.

As of September 30, 2024, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

Undistributed ordinary income	$116,152
Undistributed long-term capital gains	—
Tax distributable earnings	116,152
Accumulated capital and other losses	(18,435,809)
Temporary book and tax differences	—
Unrealized appreciation (depreciation) on investments	(1,950,090)
Total distributable earnings	$(20,269,746)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st, may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2024, the Fund had qualified post October losses of $859,236.

The tax character of distributions paid during the years ended September 30, 2024 and 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$11,130,966	$11,554,338
Net long-term capital gains	—	—
Total distributions paid	$11,130,966	$11,554,338

At September 30, 2024, the Fund had accumulated non-expiring capital loss carry forwards as follows:

Short-term	$2,029,637
Long-term	15,546,936
Total	$17,576,573

To the extent that the Fund may realize future net capital gains, those gains will be offset by any unused non-expiring capital loss carry forwards. Future capital loss carry forward utilization in any given year may be subject to Internal Revenue Code limitations.

Notes to Financial Statements (continued)
September 30, 2024

6. INVESTMENT TRANSACTIONS

For the year ended September 30, 2024, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments were as follows:

Purchases	Sales
$55,018,309	$35,700,932

7. PURCHASES AND REDEMPTIONS OF SHARES

Purchases of Class A Shares are subject to an initial sales charge of up to 4.50% on purchases of less than $1,000,000. The Fund’s Shares are purchased at NAV per Share as determined at the close of the regular trading session of the NYSE after a purchase order is received in good order by the Fund or its authorized agent. Some authorized agents may charge a separate or additional fee for processing the purchase of Shares. Redemption requests will be processed at the next NAV per Share calculated after a redemption request is accepted.

A contingent deferred sales charge (“CDSC”) of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The CDSC may be waived for certain investors as described in the Fund’s Prospectus. For the year ended September 30, 2024, the total CDSC received by affiliates in the Fund amounted to $4.

For the year ended September 30, 2024, various broker dealers received $38,082 of sales charges from Shares Sold of the Fund. Sales charges from Shares sold of the Fund received by affiliates amounted to $5,370.

8. PRINCIPAL RISKS

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Active Management Risk — The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund’s Sub-Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Sub-Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized, thus there is no guarantee that such decisions will produce the desired results or expected return.

Concentration Risk — The Fund intends to invest 25% or more of its total assets in securities of financial services companies. As a result, the Fund’s portfolio may be subject to greater risk and volatility than if investments had been made in a broader diversification of investments in terms of industry. This policy makes the Fund more susceptible to adverse economic or regulatory occurrences affecting financial services companies.

Contingent Capital Securities Risk — Contingent capital securities (also known as contingent convertible securities and sometimes referred to as “CoCos”) are a form of hybrid, income-producing debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain triggers. These triggers are generally linked to regulatory capital thresholds or other regulatory actions. CoCos may provide for mandatory conversion into common stock of the issuer under certain circumstances. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening the Fund’s standing in a bankruptcy proceeding. In addition, some such instruments have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date. CoCos may be considered to be high-yield securities (a.k.a. “junk” bonds) and, to the extent a CoCo held by the Fund undergoes a write-down, the Fund may lose some or all of its original investment in the CoCo. Performance of a CoCo issuer may, in general, be correlated with the performance of other CoCo issuers. As a result, negative information regarding one CoCo issuer may cause a corresponding decline in value of other CoCo issuers. Investments in CoCos may also lead to an increased sector concentration risk as such securities may be issued by a limited number of financial institutions (for more information, see “Concentration Risk” above). Subordinate securities such as CoCos are more likely to experience credit loss than non-subordinate securities of the same issuer — even if the CoCos do not convert to equity securities. Any losses incurred by subordinate securities, such as CoCos, are likely to be proportionately greater than non-subordinate securities, and any recovery of principal and interest of subordinate securities may take more time. As a result, any perceived decline in creditworthiness of a CoCo issuer is likely to have a greater impact on the CoCo, as a subordinate security.

Notes to Financial Statements (continued)
September 30, 2024

Convertible Securities Risk — Convertible securities are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock convertibles). The market value of a convertible security often performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Credit Risk — Credit risk is the risk that an issuer of a debt security will be unable or unwilling to make dividend, interest or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Credit risk may be heightened for the Fund because the Fund may invest in “high-yield,” “high-risk,” or “junk” securities; such securities, while generally offering higher yields than investment-grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends and interest and repay principal.

Currency Risk — Since a portion of the Fund’s assets may be invested in securities denominated in non-U.S. currencies, changes in currency exchange rates may adversely affect the Fund’s NAV, the value of dividends and income earned, and gains and losses realized on the sale of securities. Generally, when the U.S. dollar rises in value against a non-U.S. currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a non-U.S. currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Cybersecurity Risk — As the use of internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss.

Financial Services Companies Risk — Financial services companies are especially subject to the adverse effects of economic recession; currency exchange rates; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, the financial services industry is an evolving and competitive industry that is undergoing significant change, as existing distinctions between financial segments become less clear. Such changes have resulted from various consolidations as well as the continual development of new products, structures and a changing regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Fund.

Foreign Custody Risk — The Fund may hold foreign securities with foreign banks, agents and securities depositories appointed by the Fund’s custodian (each, a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets.

General Fund Investing Risks — The Fund is not a complete investment program and you may lose money by investing in the Fund.

High-Yield Securities Risk — High-yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. In general, high-yield securities may have a greater risk of default than other types of securities.

Income Risk — The income earned from the Fund’s portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called preferred or debt securities, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk — If interest rates rise — in particular, if long-term interest rates rise — the prices of fixed-rate securities held by the Fund will fall.

Notes to Financial Statements (continued)
September 30, 2024

Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited. Certain ETFs or closed-end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Liquidity Risk — This Fund, like all open-end funds, is limited to investing up to 15% of its net assets in illiquid investments. From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. Less liquid investments that the Fund may want to invest in may be difficult or impossible to purchase. It is possible that certain securities held by the Fund will not be able to be sold in sufficient amounts or in a sufficiently timely manner to raise the cash necessary to meet any potentially large redemption requests by fund shareholders.

LIBOR Risk — Many credit instruments, derivatives and other financial instruments, including those in which the Fund may invest, utilized LIBOR as the reference or benchmark rate for variable interest rate calculations. However, in July 2017, the Financial Conduct Authority announced plans to phase out the use of LIBOR by the end of 2021. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR tenors, including some USD LIBOR tenors, on December 31, 2021, and ceased publishing the remaining and most liquid USD LIBOR tenors on June 30, 2023.

The Financial Conduct Authority has announced that it will require the publication of synthetic LIBOR for the one-month, three-month and six-month USD LIBOR settings after June 30, 2023 through at least September 30, 2024. Various financial industry groups around the world have been planning the transition to the use of different benchmarks. In the United States, the Federal Reserve Board and the New York Fed convened the Alternative Reference Rates Committee, comprised of a group of private-market participants, which recommended the Secured Overnight Financing Rate as an alternative reference rate to USD LIBOR. While the transition away from LIBOR became increasingly well-defined in advance of the anticipated discontinuation of LIBOR, the impact on certain debt securities, derivatives and other financial instruments has not been determined and may remain uncertain for some time. Many market participants have transitioned to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date or have otherwise amended certain legacy instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events. However, neither the effect of the transition process, in the United States or elsewhere, nor its ultimate success, can yet be known. While some instruments tied to LIBOR may include a replacement rate to LIBOR, not all instruments have such fallback provisions and the effectiveness of such replacement rates remains uncertain. The transition process may lead to increased volatility and illiquidity in markets that relied on the LIBOR to determine interest rates. The cessation of LIBOR could affect the value and liquidity of investments tied to LIBOR, especially those that do not include fallback provisions, and may result in costs incurred in connection with closing out positions and entering into new trades.

SOFR Risk — SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Notes to Financial Statements (continued)
September 30, 2024

Market Risk — Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, the spread of infectious illness (including epidemics and pandemics) or other public health issues, military conflict, changes in interest rates and perceived trends in securities prices. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Overall securities values could decline generally or could underperform other investments.

Non-Investment-Grade Securities Risk — Non-investment-grade securities are not rated within the four highest categories by certain ratings agencies. To the extent that such securities are rated lower than investment-grade or are not rated, there would be a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, those securities.

Non-U.S. Investments Risk — The Fund invests its assets in income producing and preferred non-U.S. instruments. Thus, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. Non-U.S. markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in non-U.S. markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a non-U.S. country. In addition, the European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the euro.

In June 2016, the United Kingdom (“UK”) approved a referendum to leave the European Union (“EU”). The withdrawal, known colloquially as “Brexit”, was agreed to and ratified by the UK Parliament, and the UK left the EU on January 31, 2020. It began a transition period in which to negotiate a new trading relationship for goods and services that ended on December 31, 2020. On January 1, 2021, the UK left the EU Single Market and Customs Union, as well as all EU policies and international agreements. On December 24, 2020, the UK and EU agreed to a trade deal with no tariffs or quotas on products, regulatory and customs cooperation mechanisms as well as provisions ensuring a level playing field for open and fair competition. Further discussions are to be held between the UK and the EU in relation to matters not covered by the trade agreement, such as financial services. At this time, the ongoing impact of Brexit cannot be predicted, however, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.

Preferred Security Risk — Preferred and other subordinated securities rank lower than bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default. Finally, some of these securities typically have special redemption rights that allow the issuer to redeem the security at par earlier than scheduled.

9. TRUSTEES AND OFFICERS

The Destra Fund Complex (consisting of the Trust, the Destra Multi-Alternative Fund, and the BlueBay Destra International Event-Driven Credit Fund), pays each Independent Trustee a retainer of $39,000 per year, and the Chairman of the Board a retainer of $46,000 per year for their services in this capacity. Each fund in the Destra Fund Complex pays a portion of the retainer received by each Trustee, which is allocated annually across the Destra Fund Complex based on each Fund’s respective net assets as of December 31 of the preceding year. Trustees are also reimbursed for travel-related and authorized business expenses. The Trust does not pay compensation to Trustees who also serve in an executive officer capacity for the Trust or the Advisers. Certain officers are officers of Destra.

Employees of PINE Advisors LLC (“PINE”) serve as officers of the Trust. PINE receives an annual base fee for the services provided to the Trust. PINE is reimbursed for certain out-of-pocket expenses by the Trust. Each Fund in the Destra Fund Complex pays a portion of these fees on a pro-rata basis according to each Fund’s average net assets. Chief financial officer and chief compliance officer fees paid by the Trust for the year ended September 30, 2024, are disclosed in the Statement of Operations.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements. On October 30, 2024, the Fund paid a distribution of $0.0492 per Class A Share, $0.0526 per Class I Share and $0.0390 per Class C Share to shareholders of record on October 29, 2024.

Notes to Financial Statements (continued)
September 30, 2024

Effective October 21, 2024, Ultimus Fund Solutions, LLC replaced UMB Fund Services, Inc. as the Fund’s administrator, accountant, and transfer agent and can be reached by calling 833-597-5348 or writing to Destra Funds C/O Ultimus Fund Solutions, 4221 N 203rd Street., Suite 200, Elkhorn, Nebraska 68022.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Destra Flaherty & Crumrine Preferred and Income Fund and Board of Trustees of Destra Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Destra Investment Trust comprising Destra Flaherty & Crumrine Preferred and Income Fund (the “Fund”) as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more investment companies advised by Destra Capital Advisors LLC or DFC Preferred Advisors LLC since 2018.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 21, 2024

Additional Information
September 30, 2024 (unaudited)

This report is sent to shareholders of the Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of Shares of the Fund or of any securities mentioned in this report.

Corporate Dividends Received Deduction — For the period ended September 30, 2024, the Fund had 57.96% of dividends paid from net investment income qualify for the 70% dividends received deduction available to corporate shareholders.

Qualified Dividend Income — For the period ended September 30, 2024, the Fund had 95.86%, of dividends paid from net investment income designated as qualified dividend income.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT

INVESTMENT COMPANIES.

This information is included in Item 7, as part of the financial statements.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is (i) accumulated and communicated to the Registrant’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of ethics that is subject to Item 2 is attached hereto.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Destra Investment Trust

By (Signature and Title)		/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	12/09/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	12/09/2024

By (Signature and Title)		/s/ Derek J. Mullins
Derek J. Mullins, Chief Financial Officer
(Principal Financial Officer)

Date	12/09/2024